Condensed Consolidated Interim Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Revenue	$ 117,545	$ 186,518	$ 1,124,714	$ 1,227,032
Expenses
Selling, general and administrative expenses	219,617	303,739	650,534	928,363
Bad debt (recovery)		(150,340)		(293,379)
Direct costs	45,609	73,979	120,031	167,185
Development costs	45,627	69,864	150,320	407,300
Share-based payment	24,356	14,468	81,115	87,539
Depreciation – right-of-use asset	45,855		137,568
Depreciation – property and equipment	1,379	1,544	4,602	4,761
Total Expenses	382,443	313,254	1,144,170	1,301,769
Profit / (Loss) from Operations	(264,898)	(126,736)	(19,456)	(74,737)
Net Finance Charges
Interest expense	10,371	4,108	34,918	43,032
Foreign exchange (gain) / loss	21,415	14,968	28,739	(48,988)
Profit / (Loss) before Tax	(296,684)	(145,812)	(83,113)	(68,781)
Income and Other Tax Expense	45,498	10,738	142,940	154,654
Net Profit / (Loss) for the Period	(342,182)	(156,550)	(226,053)	(223,435)
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	21,663	(4,215)	(5,223)	(3,579)
Total Comprehensive Income / (Loss), Net of Tax	$ (320,519)	$ (160,765)	$ (231,276)	$ (227,014)
Earnings /(Loss) per Share
Basic & Diluted (in CAD per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)
Weighted Average Number of Common Shares Outstanding
Basic & Diluted (in shares)	35,529,132	35,529,132	35,529,132	35,529,132